Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 607,200,012.00
Previously Paid Amount	13,810.00
Total Fee Amount	83,854.32
Total Offset Amount	0.00
Net Fee	$ 70,044.32
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A